Goodwill (Details) - Summary of changes in the carrying amount of goodwill - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Goodwill [Line Items]
Goodwill, Beginning, Balance	$ 117,743	$ 95,006
Business combination	11,550	16,073
Measurement period adjustments	2,061	2,977
Foreign currency translation adjustments	4,328	3,687
Goodwill, Ending, Balance	135,682	117,743
IT professional services [Member]
Goodwill [Line Items]
Goodwill, Beginning, Balance	60,346	46,691
Business combination	5,832	12,691
Measurement period adjustments	1,443	(785)
Foreign currency translation adjustments	1,725	1,749
Goodwill, Ending, Balance	69,346	60,346
Software services [Member]
Goodwill [Line Items]
Goodwill, Beginning, Balance	57,397	48,315
Business combination	5,718	3,382
Measurement period adjustments	618	3,762
Foreign currency translation adjustments	2,603	1,938
Goodwill, Ending, Balance	$ 66,336	$ 57,397